Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
	September 30, 2012	December 31, 2011

Equipment	1,017,634	$934,253
Furniture and fixtures	105,376	106,054
Leasehold improvements	157,236	157,236
Computer equipment and software	108,285	101,482
Loaned systems	990,106	723,975
	2,378,637	2,023,000
Less accumulated depreciation and amortization	(1,096,907)	(804,170)
Total property and equipment, net	1,281,730	$1,218,830

	2011	2010
Equipment	$934,253	$906,485
Furniture and fixtures	106,054	106,053
Leasehold improvements	157,236	157,236
Computer equipment and software	101,482	103,150
Loaned systems	723,975	173,870
	2,023,000	1,446,794
Less accumulated depreciation and amortization	(804,170)	(467,285)
Total property and equipment, net	$1,218,830	$979,509